United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:  Lord Abbett Mid-Cap Value Fund, Inc.
                                  90 Hudson Street
                                  Jersey City, NJ 07302-3973

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number: 811-3691

     Securities Act File Number:          2-82544

4(a). Last day of fiscal year for which this Form is filed:   12/31/02

4(b). ___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ___ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

    (i)  Aggregate sales price of securities sold during
         the fiscal year pursuant to section 24(f):              $ 2,603,432,026

   (ii)  Aggregate price of securities redeemed
         or repurchased during the fiscal year:     $ (583,329,767)

  (iii)  Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995 that
         were not previously used to reduce registration
         fees payable to the Commission:            $   0

  (iv)   Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                           $ (583,329,767)

   (v)   Net sales if Item 5(i) is greater than Item
         5(iv) [subtract Item 5(iv) from Item 5(i)]:             $ 2,020,102,259




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  (vi)  Redemption credits availed for use in
        future years  if Item 5(i) is less than
        Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
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 (vii)  Multiplier for determining registration fee
        (See Instruction C.9):                                  x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)] enter 0 if no fee is due):             =$ 185,849.41



6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7.   Interest due if this Form is being filed more than 90 days after the end of
     the issuers fiscal year (see Instruction D):                   + $0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                          =$185,849.41

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: March 21, 2003

Method of Deliver:
                        [X]     Wire Transfer
                        [  ]    Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ CHRISTINA T. SIMMONS
                                  Christina T. Simmons
                                  Vice President & Assistant Secretary

Date:   March 24, 2003

*Please print the name and title of the signing officer below the signature